Authorized Share Increase and Reverse Stock Split (Details)	Nov. 29, 2022 shares
Minimum [Member]
Authorized Share Increase and Reverse Stock Split (Details) [Line Items]
Common stock, shares authorized	26,666,667
Maximum [Member]
Authorized Share Increase and Reverse Stock Split (Details) [Line Items]
Common stock, shares authorized	500,000,000